Equity (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025	Jun. 21, 2024	Jan. 03, 2024	Oct. 03, 2023	Jun. 01, 2023
Equity [Line Items]
Authorized share capital (in Dollars)						$ 50,000
Ordinary shares authorized	[1]	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares issued	[1]	14,500,000	14,500,000
Ordinary shares outstanding	[1]	14,500,000	14,500,000
Director [Member]
Equity [Line Items]
Authorized share capital (in Dollars)						$ 50,000
Ordinary shares authorized						500,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Common Stock [Member]
Equity [Line Items]
Authorized share capital (in Dollars)							$ 50,000
Ordinary shares authorized							50,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.001
Ordinary shares issued				2,000,000	12,500,000		100
Ordinary shares outstanding			14,500,000		12,500,000
Common Stock [Member] | Director [Member]
Equity [Line Items]
Ordinary shares authorized						50,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.001

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 16.